Federated Hermes SDG Engagement Equity Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class A and IS and R6 Shares [Member] | Federated Hermes SDG Engagement Equity Fund | IS
Prospectus [Line Items]
Annual Return [Percent]	2.02%	18.30%	(18.46%)	17.55%	8.34%	25.41%